Provisions for other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions for Other Liabilities
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2019	3,620	5	3,625
Additions	527	41	568
Used during year	(774)	—	(774)
Exchange differences	(247)	—	(247)
At December 31, 2019	3,126	46	3,172
Additions	890	1,449	2,339
Used during year	(407)	—	(407)
Exchange differences	(745)	—	(745)
At December 31, 2020	2,864	1,495	4,359

Analysis of total provisions:

	2020	2019
Non current	2,705	2,936
Current	1,654	236
	4,359	3,172